Note 7 - Stockholders' Equity (Deficit) (Details Textual)						3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 27, 2016 $ / shares shares	Jun. 27, 2016 $ / shares shares	Apr. 15, 2016 $ / shares shares	Feb. 12, 2016 USD ($) $ / shares shares	Apr. 01, 2012 shares	Sep. 30, 2016 $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Jun. 26, 2016 $ / shares shares	Oct. 02, 2015 $ / shares shares	Oct. 01, 2015 shares	Dec. 31, 2013 shares	Mar. 15, 2006 shares
Common Stock, Shares Authorized	100,000,000	100,000,000				100,000,000		100,000,000	20,000,000	20,000,000	100,000,000,000	20,000,000	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.001	$ 0.000001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000				20,000,000		20,000,000	20,000,000		5,000,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						2,592,229		2,592,229	1,707,744	1,217,744				977,744
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,974,445	490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 1.25	$ 1.25	$ 1
Allocated Share-based Compensation Expense | $								$ 450,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								133,229
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 1
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized						18,000,000		18,000,000	18,000,000
Predecessor Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				295,945
Private Placement [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				423,291
Class of Warrant or Right, Expiration Period				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.25
Private Placement [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.25
Private Placement [Member] | Placement Agent Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			127,346
Protagenic Therapeutics Inc [Member]
Business Combination, Stock Warrant Conversion Ratio				1
Debt Instrument, Face Amount | $				$ 665,000
Debt Instrument, Increase, Accrued Interest | $				$ 35,000
Class of Warrant or Right, Expiration Period				5 years
Protagenic Therapeutics Inc [Member] | Predecessor Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				295,945
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.25
Protagenic Therapeutics Inc [Member] | Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				127,346
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.25
Protagenic Therapeutics Inc [Member] | Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				3,403,367
Each Member of Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Additional			5,000
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			175,000
Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,008,299
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares			$ 1.25
Former Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						17,785
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 1.25
Employee Stock Option [Member]
Allocated Share-based Compensation Expense | $									$ 190,751	$ 85,168
Employee Stock Option [Member] | Each Member of Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Employee Stock Option [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Employee Stock Option [Member] | Former Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								3 years
Employee Stock Option [Member] | Minimum [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Employee Stock Option [Member] | Maximum [Member] | Employees and Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
The 2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number						2,592,229		2,592,229	292,256	782,256
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares									$ 1.25	$ 1
The 2006 Plan [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares				$ 1.25
The 2006 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					2,000,000	2,000,000		2,000,000							140,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years	10 years
The 2006 Plan [Member] | Employee Stock Option [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Monthly Installments				35
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Monthly Installment, Shares				0.18
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Final Monthly Installment, Shares				2,778
Allocated Share-based Compensation Expense | $							$ 5,192	$ 10,383
The 2006 Plan [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year			1 year	180 days
The 2006 Plan [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years				5 years
Stock Conversion from Series B Preferred Stock to Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion	1	1
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		15,463.7183
Reverse Stock Split [Member] | Series B Preferred Stock [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	15,463.7183			15,463.7183